Heritage and cultural assets	6 Months Ended
Jun. 30, 2011
Heritage And Cultural Museum Assets [Text Block]
Note 4 - Heritage and cultural assets

As of June 30, 2011, Nova Museum had heritage and cultural assets of $125,554, consisting principally of collectibles and antiques for exhibition. Depreciation need not be provided on heritage assets which have indefinite lives and no reduction in the value with the passage of time; however, the carrying amount of the heritage and cultural assets should be reviewed when there is evidence of impairment in accordance with ASC 360-10.